Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common Stock

Note 13: Common Stock

Initial Public Offering

On September 25, 2020, the Company completed its IPO. Certain existing stockholders of the Company sold 12,360,991 shares of Class B Common Stock at a public offering price of $22.00 per share,  including 1,610,991 shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The Company did not sell any shares in the IPO and did not receive any of the proceeds from the sale of the Class B Common Stock sold by the selling stockholders.

In connection with the IPO, the Company’s amended and restated Certificate of Incorporation authorizes shares of undesignated preferred stock. See below for further detail.

Authorized Common Shares — Upon the closing of the IPO, the Company’s amended and restated Certificate of Incorporation authorizes the Company to issue up to 100,000,000 shares of Class A Common Stock and up to 1,800,000,000 shares of Class B Common Stock. Prior to the IPO, the Company amended and restated its Certificate of Incorporation on April 20, 2018 to authorize 320,000,000 shares of Class A Common Stock and 600,000,000 shares of Class B Common Stock. As of December 31, 2019 and September 30, 2020, outstanding shares of Class A Common Stock totaled 11,601,757. As of December 31, 2019 and September 30, 2020, outstanding shares of Class B Common Stock totaled 243,241,192 and 250,625,279, respectively.

Sales, Repurchases, and Issuances of Company Capital Stock

In September 2016, the Company entered into a Class B Common Stock Purchase Agreement with a strategic investor (the “Common Stock Purchase Agreement”), pursuant to which the investor could acquire in a series of transactions up to $200,000 of the Company’s  Class B Common Stock at the then prevailing fair market value, either directly from selling stockholders, in which case the Company would act as pass through agent, or by funding the Company’s repurchase and subsequent sale to the investor of shares acquired by the Company from existing Company stockholders.

The Common Stock Purchase Agreement grants to the strategic investor certain informational and protective rights, including, for so long as the Company remains party to a long-term strategic collaboration agreement with the investor, a pre‑IPO right of first refusal on any sale of the Company and a post‑IPO right to participate in any sale process the Company may undertake. The strategic investor’s right of first refusal terminated upon the effectiveness of the Company’s IPO registration statement.

On April 23, 2018, the Company entered into an amendment to the Common Stock Purchase Agreement, which (i) increased the maximum purchase amount from $200,000 to $250,000 thereunder, (ii) extended the expiration of the agreement from 2026 to 2030, and (iii) granted the Company the right to retain a portion of the shares that would otherwise be sold to the investor.

During the nine months ended September 30, 2019, the investor purchased 791,873 shares under the Common Stock Purchase Agreement, with 622,873 of such shares having been repurchased by the Company and re‑sold to the investor for consideration of $4,510 and 169,000 shares acquired directly by the investor for consideration of $1,224.

During the nine months ended September 30, 2020, the investor purchased 4,574,567 shares under the Common Stock Purchase Agreement, with 3,769,345 of such shares having been repurchased by the Company and re‑sold to the investor for consideration of $58,349 and 805,053 shares acquired directly by the investor for consideration of $12,462. During the nine months ended September 30, 2020, the investor reached the maximum purchase amount of $250,000.

During the nine months ended September 30, 2019, the Company issued 2,979,031 shares of Class B Common Stock to colleagues who exercised their stock options, net of shares withheld at exercise. Of the total options exercised for 4,372,294 shares, 1,393,263 shares were sold back to the Company to pay for the cost of the options as well as applicable income tax withholdings of $2,270. Of the total options exercised, 1,125,506 shares were issued for cash totaling $3,054. During the nine months ended September 30, 2019, the Company paid $4,952 for 632,859 shares sold back to the Company upon exercise of the Put and Call provisions under its applicable equity incentive plans (see Note 15).

During the nine months ended September 30, 2020, the Company issued 3,506,103 shares of Class B Common Stock to colleagues who exercised their stock options, net of shares withheld at exercise. Of the total options exercised for 4,864,944 shares, 1,358,841 shares were sold back to the Company to pay for the cost of the options as well as applicable income tax withholdings of $3,618. Of the total options exercised, 1,761,769 shares were issued for cash totaling $7,776. During the nine months ended September 30, 2020, the Company paid $1,454 for 128,176 shares sold back to the Company upon exercise of the Put and Call provisions under the Amended and Restated 2015 Equity Incentive Plan (the “Equity Incentive Plan”) (see Note 15).

Upon the completion of the IPO, the Put and Call provisions of the Company’s Equity Incentive Plan terminated automatically.

During the nine months ended September 30, 2019, the Company issued 2,233,807 shares of Class B Common Stock to DCP participants in connection with distributions from the plan. During the nine months ended September 30, 2020, the Company issued 2,984,531 shares of Class B Common Stock to DCP participants in connection with distributions from the plan. The distribution in shares for the nine months ended September 30, 2019 totaled 2,913,613 shares of which 679,806 shares were sold back to the Company to pay for the cost of applicable income tax withholding of $4,972. The distribution in shares for the nine months ended September 30, 2020 totaled 3,165,759 shares of which 181,228 shares were sold back to the Company in the same period to pay for applicable income tax withholdings of $1,877.

During the nine months ended September 30, 2019 and 2020, the Company repurchased 258,103 and 549,834 shares from its profit‑sharing plan for $1,939 and $6,970, respectively.

Selected Terms of Class A Common Stock and Class B Common Stock — Upon the closing of the IPO, the rights of the holders of Class A Common Stock and Class B Common Stock are identical, except with respect to voting and conversion rights. Each share of Class B Common Stock is entitled to one vote per share, while each share of Class A Common Stock is entitled to 29 votes per share and is convertible at any time into one share of Class B Common Stock. Class A Common Stock will automatically convert into Class B Common Stock upon certain transfers, and its votes per share will be reduced to 11 in the event none of the Bentleys, as defined, serves as a Company director or executive officer. Class A Common Stock also will automatically convert into shares of Class B Common Stock upon the affirmative vote of at least 90% of the then outstanding shares of Class A Common Stock or such time that the Bentley Family, as defined, collectively, directly or indirectly, own less than 20% of the issued and outstanding Class B Common Stock on a fully-diluted basis (assuming the conversion of all issued and outstanding Class A Common Stock).  Pursuant to the terms of the Company’s amended and restated Certificate of Incorporation in effect prior to the IPO, each share of Class B Common Stock had the same rights and privileges as each share of Class A Common Stock, except that the holders of outstanding shares of Class B Common Stock did not have any right to vote on, or consent with respect to, any matters to be voted on or consented to by the stockholders of the Company except as was required by law, and the shares of Class B Common Stock were not included in determining the number of shares voting or entitled to vote on any such matters.

Selected Terms of Preferred Stock — Upon the closing of the IPO, the Company’s amended and restated Certificate of Incorporation authorizes the Company to issue up to 100,000,000 shares of preferred stock. Preferred stock has rights, preferences and privileges which may be designated from time to time by the Company’s board of directors. As of September 30, 2020, there were no shares of preferred stock outstanding.

Dividends — The Company declared cash dividends during the periods presented as follows:

	Dividend
	Per Share	Amount
2019:
Third quarter	$0.025	$6,380
Second quarter	0.025	6,375
First quarter	0.025	6,268
Total	$0.075	$19,023
2020:
Third quarter (1)	$1.530	$400,311
Second quarter	0.030	7,771
First quarter	0.030	7,666
Total	$1.590	$415,748
(1)

On August 28, 2020, the Company’s board of directors declared a Special Dividend of $1.50 per share of the Company’s common stock ($392,489 in the aggregate) payable to all stockholders of record as of August 31, 2020, including dividends which accrue on certain unvested restricted stock and RSUs. In connection with the Special Dividend declaration, an in kind adjustment was made to phantom shares issuable pursuant to the DCP (see Note 12) and the exercise price of all outstanding stock options at that time were reduced by $1.50, but not lower than $0.01 (see Note 15).

Global Employee Stock Purchase Plan — Effective September 22, 2020, the Company’s Board and its stockholders adopted and approved the Bentley Systems, Incorporated Global Employee Stock Purchase Plan (the “ESPP”). The ESPP provides eligible colleagues of the Company with an opportunity to contribute up to 15% of their eligible compensation, up to a maximum of $25 per year and subject to any other plan limitations, toward the purchase of the Company’s  Class B Common Stock at a discounted price. The ESPP has 25,000,000 shares of Class B Common Stock reserved for issuance. The ESPP will be implemented by means of consecutive offering periods, with the first offering period expected to commence on the first trading day on or after January 1, 2021 and ending on the last trading day on or before June 30, 2021. Unless otherwise determined by the board of directors, offering periods will run from January 1st (or the first trading day thereafter) through June 30th (or the first trading day prior to such date), and from July 1st (or the first trading day thereafter) through December 31st (or the first trading day prior to such date). The purchase price per share at which shares of Class B Common Stock are sold in an offering period under the ESPP will be equal to the lesser of 85% of the fair market value of a share of Class B Common Stock (i) on the first trading day of the offering period, or (ii) on the purchase date (i.e., the last trading day of the purchase period). As of September 30, 2020, no shares were issued under the ESPP.

Note 12: Common Stock

Authorized Common Shares—The Company amended and restated its Certificate of Incorporation on April 20, 2018 to authorize 320,000,000 shares of Class A Voting Common Stock (“Class A Common Stock”) and 600,000,000 shares of Class B Common Stock. As of December 31, 2018 and 2019, outstanding shares of Class A Common Stock totaled 11,601,757 and outstanding shares of Class B Common Stock totaled 238,681,756 and 243,241,192, respectively.

Sales, Repurchases, and Issuances of Company Capital Stock

In September 2016, the Company entered into a Class B Common Stock Purchase Agreement with a strategic investor (the “Common Stock Purchase Agreement”), pursuant to which the investor could acquire in a series of transactions up to $200,000 of the Company’s Class B Common Stock at the then prevailing fair market value, either directly from selling stockholders, in which case the Company would act as pass through agent, or by funding the Company’s repurchase and subsequent sale to the investor of shares acquired by the Company from existing Company stockholders.

The Common Stock Purchase Agreement grants to the strategic investor certain informational and protective rights, including, for so long as the Company remains party to a long‑term strategic collaboration agreement with the investor, a pre‑initial public offering (“IPO”) right of first refusal on any sale of the Company and a post‑IPO right to participate in any sale process the Company may undertake.

On April 23, 2018, the Company entered into an amendment to the Common Stock Purchase Agreement, which (i) increased the maximum purchase amount from $200,000 to $250,000 thereunder, (ii) extended the expiration of the agreement from 2026 to 2030, and (iii) granted the Company the right to retain a portion of the shares that would otherwise be sold to the investor.

During the year ended December 31, 2018, the investor acquired 5,151,019 shares of Class B Common Stock, with 2,139,466 of such shares having been repurchased by the Company and re‑sold to the investor for consideration of $16,220 and 3,011,553 shares were acquired directly by the investor for consideration of $22,792.

During the year ended December 31, 2019, the investor purchased 791,873 shares under the Common Stock Purchase Agreement, with 622,873 of such shares having been repurchased by the Company and re‑sold to the investor for consideration of $4,510 and 169,000 shares acquired directly by the investor for consideration of $1,224.

During the year ended December 31, 2018, the Company issued net 2,812,998 shares of Class B Common Stock to colleagues who exercised their stock options. Of the total options exercised for 3,726,606 shares, 1,235,204 shares were issued for cash totaling $2,187, and the remaining options for 2,491,402 shares were exercised on a cashless basis, and accordingly, 913,608 shares were sold back to the Company to pay for the cost of the options as well as applicable income tax withholdings of $1,577. During 2018, the Company paid $8,571 for 1,131,928 shares sold back to the Company upon exercise of the Put and Call provisions under the amended option plan (see Note 14).

During the year ended December 31, 2019, the Company issued net 3,214,542 shares of Class B Common Stock to colleagues who exercised their stock options. Of the total options exercised for 4,731,158 shares, 1,273,271 shares were issued for cash totaling $3,627, and the remaining options for 3,457,887 shares were exercised on a cashless basis, and accordingly, 1,516,616 shares were sold back to the Company to pay for the cost of the options as well as applicable income tax withholdings of $2,324. During the year ended December 31, 2019, the Company paid $8,838 for 1,126,747 shares sold back to the Company upon exercise of the Put and Call provisions under the amended option plan (see Note 14).

During the years ended December 31, 2018 and December 31, 2019, the Company issued 2,332,585 and 2,322,983, respectively, of shares of Class B Common Stock to DCP participants for their distribution. The distribution in shares for the year ended December 31, 2018 totaled 3,340,904 of which 1,008,319 shares were sold back to the Company to pay for the cost of applicable income tax withholding of $6,861. The distribution in shares for the year ended December 31, 2019 totaled 3,082,607 shares of which 759,624 shares were sold back to the Company in the same period to pay for applicable income tax withholdings of $5,609.

During 2018 and 2019, the Company repurchased 465,979 and 318,203 shares from its profit sharing plan for $3,387 and $2,417, respectively.

Selected Terms of Class B Common Stock—Pursuant to the terms of the Company’s amended and restated Certificate of Incorporation in effect for the periods reported, each share of Class B Common Stock has the same rights and privileges as each share of Class A Common Stock, except that the holders of outstanding shares of Class B Common Stock do not have any right to vote on, or consent with respect to, any matters to be voted on or consented to by the stockholders of the Company except as required by law, and the shares of Class B Common Stock are not included in determining the number of shares voting or entitled to vote on any such matters. Each outstanding share of Class B Common Stock may be converted into one share of Class A Common Stock upon the determination of the Company’s board of directors. Additionally, absent a conversion by the board of directors, upon an IPO by the Company, each outstanding share of Class B Common Stock may be automatically converted into the class of common stock being offered.

Dividends—The Company declared cash dividends during the periods presented as follows:

	Dividend
	Per Share	Amount
2018:
Fourth quarter	$0.020	$4,990
Third quarter	0.020	5,016
Second quarter	0.020	5,020
First quarter	0.020	4,979
Total	$0.080	$20,005
2019:
Fourth quarter	$0.025	$6,367
Third quarter	0.025	6,380
Second quarter	0.025	6,375
First quarter	0.025	6,268
Total	$0.100	$25,390